Net Income (Loss) Per Share - Computation of Diluted Net Loss Per Share Because Their Effect Would Have Been Anti-dilutive (Details) - shares		3 Months Ended	6 Months Ended
		Jun. 30, 2026	Jun. 30, 2026
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential dilutive securities not included in net loss per common share		13,369,692	13,369,692
Restricted Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential dilutive securities not included in net loss per common share		7,979,952	7,979,952
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential dilutive securities not included in net loss per common share		2,913,515	2,913,515
Convertible Common Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total potential dilutive securities not included in net loss per common share	[1]	2,476,225	2,476,225

[1]	The convertible common stock is convertible into shares of Class B common stock (or Class A common stock if no Class B common stock is then outstanding) only upon satisfaction of certain market price and service conditions, which had not been satisfied as of June 30, 2026. See "Note 14. Equity" for further discussion.